Loans, borrowings and debentures	12 Months Ended
Dec. 31, 2024
Loans, borrowings and debentures
Loans, borrowings and debentures

14.   Loans, borrowings and debentures

					Changes in cash				Changes not affecting cash
	Interest rate p.a.	Current	Non- current	December 31, 2023	Proceeds	Interest paid	Payments	Amortized cost	Interest incurred	Amortized cost	December 31, 2024	Current	Non- current
Working capital	100 % CDI + 3.90% to 6.55%	30,148	39,519	69,667	103,870	(14,764)	(59,247)	(2,889)	16,603	1,522	114,762	75,086	39,676
Debentures	18.16%	6,043	12,086	18,129	-	(2,640)	(6,176)	-	2,646	134	12,093	6,051	6,042
		36,191	51,605	87,796	103,870	(17,404)	(65,423)	(2,889)	19,249	1,656	126,855	81,137	45,718

					Changes in cash				Changes not affecting cash
	Interest rate p.a.	Current	Non- current	December 31, 2022	Proceeds	Interest paid	Payments	Amortized cost	Interest incurred	Amortized cost	December 31, 2023	Current	Non- current
Working capital	100% CDI + 3.90% to 6.55%	62,335	63,499	125,834	30,000	(17,533)	(85,239)	(662)	17,267	-	69,667	30,148	39,519
Debentures	18.16%	27,206	13,794	41,000	-	(4,168)	(22,471)	(400)	4,168	-	18,129	6,043	12,086
		89,541	77,293	166,834	30,000	(21,701)	(107,710)	(1,062)	21,435	-	87,796	36,191	51,605

The portion classified in non-current liabilities has the following payment schedule:

	2024	2023
2024	-	849
2025	-	26,007
2026	45,416	24,749
After 2027	302	-
Total	45,718	51,605

Working Capital

On January 3, 2024, Zenvia Brazil signed an amendment with Banco Bradesco S.A. for a CCB (Cédula de Crédito Bancário) in the original aggregate amount of R$30,000, current balance R$11,073, establishing a new amortization schedule comprised of 36 installments, six months of grace period and 30 amortization period of principal.

On January 4, 2024, Zenvia Brazil entered into an agreement with Itaú Unibanco S.A. for a CCB (Cédula de Crédito Bancário), in the aggregate amount of R$ 12,000, establishing an amortization schedule of 36 installments, six months of grace period and 30 amortization period of principal.

On April 16, 2024, Zenvia Brazil signed an amendment with BANCO SANTANDER (BRASIL) S.A. for a 4131 Loan in the original aggregate amount of R$25,000,establishing an amortization schedule comprised of 12 installments, three-months of grace period and nine-months installments of principal.

On April 12, 2024, Zenvia Brazil signed an amendment with BANCO ABC BRASIL S.A. for a Commercial Promissory Notes Loan in the original aggregate amount of R$15,000, establishing an amortization schedule comprised of 18 installments, six-months of grace period and twelve-months installments of principal. In this transaction, we have a swap with CDI high limiter up to 15.3% for the first six installments, which serves as a protective mechanism.

On September 19, 2024, Zenvia Brazil signed an amendment with BANCO ABC BRASIL S.A. for a Commercial Promissory Notes Loan in the original aggregate amount of R$18,000, establishing an amortization schedule consisting of 15 installments, three-months of grace period and twelve-months installments of principal. In this transaction, we have a swap with CDI high limiter up to 14,8% for the three installments, which serves as a protective mechanism.

On September 19, 2024, Zenvia Brazil repaid a loan ahead of schedule with BANCO ABC BRASIL S.A. for a Commercial Promissory Notes Loan in the original aggregate amount of R$15,000.

On October 8, 2024, Zenvia Brazil signed an agreement with Banco BTG Pactual S.A, for a Commercial Promissory Notes Loan in the original aggregate amount of R$25,000, establishing an schedule comprised of 24 installments, six-months of grace period and eighteen-months installments of principal.

On November 12, 2024, Zenvia Brazil signed an agreement with BANCO DO BRASIL S.A. for an Advance on Exchange Contracts Loan in the original aggregate amount of USD 1,540 corresponding to R$ 8,870, establishing an amortization schedule wherein the principal and interest is to be paid within one year from the date of contract initiation.

Contractual clauses

The Company has financing agreements in the amount of R$96,729  guaranteed by a range of 20% to 50% of accounts receivable given as collateral  and the balance of financial investment recorded as current assets, representing three times the amount of the first payment of principal plus interest.

The Company has a financing agreement with Bradesco and Santander in the amount of R$8,864 and R$11,196 respectively in which the guarantee is the receipt of credits from Bradesco and Santander as a client.

The Company, through its subsidiary One to One has entered into a financing agreement for the issuance of debentures guaranteed by: (i) the fiduciary assignment to creditor of receivables equivalent at least, (i) R$4,000 between November 30, 2023 and December 31, 2024; (ii) R$3,000 between January 1, 2025 and December 31, 2025; and (iii) R$2,000 between January 1, 2026 and December 31, 2026, which must go through an escrow account controlled by the creditor and, upon confirmation that the guarantees are in order, are subsequently released to the Company; and (ii) the fiduciary assignment to creditor of 10% of the Company's corporate stock.

On April, 9, 2024, the Company signed an amendment establishing (i) a new guarantee value, which became the aggregate value corresponding to R$6,500 million, (ii) the exclusion of the minimum cash covenant, and (iii) the extension, in one year (until March 31, 2025), of the term for the reduction of liabilities arising from corporate acquisitions in the amount equivalent to R$50 million.

Cash Collateral Renegotiation

In November 2024, the Company partially redeemed a cash collateral investment of R$ 6,065 with Votorantim S.A. The proceeds were used to partially settle a loan with the same institution. Following this transaction, the related guarantee requirements were adjusted and remain in compliance with the contractual terms.

Covenants

The Company has certain covenants related to its loans and financing , which are customary for agreements of this nature. The most restrictive financial covenant is related to leverage and measured as follows:

(i) A net debt-to-EBITDA ratio, which is measured at the end of each fiscal year. The most restrictive net debt-to-EBITDA financial covenant to which we are currently subject requires that such ratio does not exceed 2.5x. For purposes of our financing agreements, (i) net debt is defined as gross debt (as such term is defined in the agreements) minus cash, financial investments and short- and long-term financial assets (such as derivatives), and (ii) EBITDA is defined as results (in the twelve months prior to the date of testing) before income tax and social contribution, depreciation and amortization, financial results, non-operational results, equity income from unconsolidated companies and non-controlling interests, excluding the effects of IFRS 16 – Leases.

Furthermore, our working capital agreements contain a cross-default provision that may be triggered by a default under one of our other financing agreements. A cross-default provision stipulates that a default under one agreement may result in a default under other agreements.

As of December 31, 2024, the Company performed a thorough review of the covenants associated with its loan and financing agreements, as part of its regular year-end procedures. Although the Company was in full compliance with all financial covenants as of that date, with no breaches or events of default identified, certain waivers were proactively renegotiated with financial institutions as a precautionary measure. These waivers were formally documented through appropriate consents, ensuring continued alignment with the terms of the respective agreements.

Based on this process, the Company does not anticipate any short- or medium-term impacts on its operations arising from potential breaches of restrictive clauses.  For the period ended December 31, 2024, the Company was in full compliance with all financial covenants, with no breaches identified.